Significant Related Party Transactions - Summary of Balances Due From and to Significant Related Parties (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Amount due from related parties	¥ 963	¥ 717
China Life Insurance (Group) Company ("CLIC") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	539	342
China Life Insurance (Overseas) Company Limited ("CL Overseas") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	118	59
China Life Investment Holding Company Limited ("CLI") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	5	51
Amount due to related parties	(528)	(445)
China Life Real Estate Co., Limited ("CLRE") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	4	2
China Life Healthcare Investment company limited [Member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(61)	(40)
China Life Ecommerce Company Limited ("CL Ecommerce") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	4	3
Amount due to related parties	(29)	(15)
China Life Ecommerce Company Limited (CL Hotel Investors ,L.P.) [Member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	6,137
China Life Asset Management Company Limited ("AMC") [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(782)	(717)
China Life Franklin Asset Management Company Limited [member]
Disclosure of transactions between related parties [line items]
Amount due to related parties	(7)	(8)
China Life Pension Company Limited ("Pension Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	43	46
Amount due to related parties	(123)	(114)
Shanghai Rui Chong Investment Co., Limited ("Rui Chong Company") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	274	604
China Life Property & Casualty Insurance Company Limited ("CLP&C") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	293	258
Amount due to related parties	(53)	(17)
Sino-Ocean Group Holding Limited ("Sino-Ocean") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	4	7
Debt securities from relate parties	648	356
China Guangfa Bank Co. Ltd ("CGB") [member]
Disclosure of transactions between related parties [line items]
Amount due from related parties	761	9,138
Amount due to related parties	(66)	(80)
Amount deposited with related parties	57,904	69,148
Wealth management products and other financial instruments of related parties	¥ 8,027	¥ 8,384